Consolidated statements of income (Loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Net sales	R$ 47,403,282	R$ 39,755,575	R$ 49,830,946
Cost of sales	(27,401,527)	(25,076,675)	(24,821,288)
Gross profit	20,001,755	14,678,900	25,009,658
Operating Income (Expenses) [Abstract]
Selling expense	(2,938,547)	(2,596,377)	(2,483,194)
General and administrative expense	(2,619,844)	(1,923,228)	(1,709,767)
Income from associates and joint ventures	(13,845)	(19,379)	284,368
Other operating income, net	1,261,573	2,076,372	1,121,716
Profit (loss) from operating activities	15,691,092	12,216,288	22,222,781
NET FINANCIAL INCOME (EXPENSES) [Abstract]
Finance costs	(5,541,903)	(4,659,162)	(4,590,370)
Finance income	1,737,434	1,825,649	967,010
Derivative gains, net	(9,112,683)	5,526,714	6,761,567
Foreign exchange gain (loss)	(15,884,993)	3,087,727	3,294,593
Profit (loss) before tax	(13,111,053)	17,997,216	28,655,581
Income and social contribution taxes [Abstract]
Current Tax Expense (Income) And Current Social Contribution Tax Expense (Income)	(1,365,599)	(395,392)	(510,896)
Adjustments for deferred tax expense	7,431,946	(3,495,443)	(4,749,798)
Profit (loss)	(7,044,706)	14,106,381	23,394,887
Profit (loss), attributable to [abstract]
Resulted of the year attributable to controlling shareholders'	(7,074,198)	14,084,848	23,381,617
Non-controlling interest	R$ 29,492	R$ 21,533	R$ 13,270
Earnings per share [abstract]
Basic earnings (loss) per share	R$ (5.59313)	R$ 10.85794	R$ 17.57724
Diluted earnings (loss) per share	R$ (5.59313)	R$ 10.85387	R$ 17.57305